SCHEDULE OF INTANGIBLE ASSET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangiable assets	¥ 6
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning
Addition	7
Intangible assets and goodwill, beginning	7
Intangiable assets
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning
Amortization for the year	(1)
Intangible assets and goodwill, beginning	¥ (1)